Investments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Carrying value of equity investments		$ 18,462	$ 10,826
Investment made in company		33,600	38,200
New cost method investments		300	20,500
Impairment of cost method investment		$ 5,100		$ 2,200
Short-term loan receivable converted			600
HTG Molecular Diagnostics
Investment [Line Items]
Investment shares owned (in shares)		833,333
Cost of investment owned		$ 2,000
Fair market value of investment		$ 1,700	$ 1,900
Curetis AG
Investment [Line Items]
Investment shares owned (in shares)		320,424	320,712
Cost of investment owned		$ 2,300	$ 2,300
Fair market value of investment		1,500	2,200
QIAGEN Finance
Investment [Line Items]
Repayments of convertible debt	$ 250,900
Other income (expense)
Investment [Line Items]
Impairment of cost method investment		$ 5,100
MAQGEN Biotechnology Co., Ltd
Investment [Line Items]
Ownership percentage		40.00%
Cost of equity method investments		$ 4,000
Future contribution commitment		8,000
Carrying value of equity investments		$ 3,285	0
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.
Investment [Line Items]
Ownership percentage		0.00%
Proceeds from sale of equity-method investee		$ 3,500
Carrying value of equity investments		$ 0	$ 0
Hombrechtikon Systems Engineering AG
Investment [Line Items]
Ownership percentage		19.00%	19.00%
Accounts payable due to related parties		$ 6,200	$ 9,800
Carrying value of equity investments		1,155	1,524
Hombrechtikon Systems Engineering AG | Other income (expense)
Investment [Line Items]
Impairment of equity method investment			8,300
Hombrechtikon Systems Engineering AG | Accrued and other liabilities
Investment [Line Items]
Accounts payable due to related parties		3,100	3,900
Hombrechtikon Systems Engineering AG | Other noncurrent liabilities
Investment [Line Items]
Accounts payable due to related parties		$ 3,100	5,900
QIAGEN Finance
Investment [Line Items]
Ownership percentage	100.00%	100.00%
Carrying value of equity investments		$ 0	$ 0